1585 Broadway
proskauer rose llp	New York, NY 10036-8299
Telephone 212.969.3000
Fax 212.969.2900

Brian B. Margolis
Partner

Direct Dial 212.969.3345
bmargolis@proskauer.com

April 21, 2005

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Re:          Registration Statement on Form S-1 for Maidenform Brands, Inc.

To Whom It May Concern:

On behalf of our client, Maidenform Brands, Inc. (the “Registrant”), we transmit herewith, pursuant to the Securities Act of 1933, as amended, a Registration Statement on Form S-1, together with exhibits (the “Registration Statement”).  The Registration Statement relates to the Registrant’s proposed initial public offering of common stock.

In payment of the required filing fee of $20,304, the Registrant previously sent the funds by Federal Reserve Wire to the U.S. Treasury designated lockbox at Mellon Bank, Pittsburgh, PA.

If you have any questions or require any additional information, please do not hesitate to call me at (212) 969-3345, or Ori Solomon of this firm at (212) 969-3624.

Respectfully,

/s/ Brian B. Margolis

Brian B. Margolis